Deposits	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Deposits
(6)	Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2025	2024	2023

Interest bearing checking accounts	$2,078	$1,236	$382
Savings accounts	2,923	2,876	2,531
Time deposits and money market accounts	84,548	86,474	50,439
Total	$89,549	$90,586	$53,352

At December 31, 2025, the maturity of total time deposits is as follows:

(dollars in thousands)

Under 1 year	$2,000,762
1 to 2 years	135,792
2 to 3 years	1,159
3 to 4 years	472
4 to 5 years	210
Over 5 years	20
$2,138,415

Included in total time deposits as of December 31, 2025 and 2024 is $602.6 million and $561.3 million in time deposits with balances in excess of $250,000.